Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB EQUITY INCOME FUND INC
Entity Central Index Key	0000910036
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000028102
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Advisor Class
Trading Symbol	AUIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIYX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,624	$10,858
11/15	$10,433	$11,157
11/16	$11,124	$12,056
11/17	$13,152	$14,813
11/18	$13,620	$15,743
11/19	$15,093	$18,279
11/20	$15,563	$21,470
11/21	$19,252	$27,464
11/22	$19,142	$24,935
11/23	$21,364	$28,386
05/24	$24,437	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	14.40%	25.85%	12.77%	9.39%
Advisor Class (with sales charge)	14.40%	25.85%	12.77%	9.39%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 555,423,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,464,750
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$555,423,940
# of Portfolio Holdings	71
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,464,750

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	31.0%
Financials	16.7%
Health Care	13.6%
Consumer Staples	6.8%
Industrials	6.8%
Consumer Discretionary	5.2%
Energy	4.8%
Communication Services	4.5%
Real Estate	3.8%
Utilities	3.6%
Materials	2.9%
Securities Lending Collateral	0.3%
Others	0.2%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$49,313,708	8.9%
Apple, Inc.	$23,470,841	4.2%
Wells Fargo & Co.	$20,943,838	3.9%
MetLife, Inc.	$16,969,318	3.1%
AbbVie, Inc.	$14,993,708	2.7%
American Electric Power Co., Inc.	$14,847,028	2.7%
Walmart, Inc.	$14,619,566	2.6%
Broadcom, Inc.	$14,126,472	2.5%
JPMorgan Chase & Co.	$13,833,550	2.5%
LyondellBasell Industries NV - Class A	$13,538,220	2.4%
Total	$196,656,249	35.5%

Material Fund Change [Text Block]
C000028099
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class A
Trading Symbol	AUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIAX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index
05/14	$9,574	$10,000
11/14	$10,156	$10,858
11/15	$9,945	$11,157
11/16	$10,580	$12,056
11/17	$12,476	$14,813
11/18	$12,895	$15,743
11/19	$14,258	$18,279
11/20	$14,667	$21,470
11/21	$18,105	$27,464
11/22	$17,964	$24,935
11/23	$20,023	$28,386
05/24	$22,882	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	14.28%	25.53%	12.49%	9.10%
Class A (with sales charge)	9.44%	20.19%	11.52%	8.63%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 555,423,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,464,750
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$555,423,940
# of Portfolio Holdings	71
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,464,750

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	31.0%
Financials	16.7%
Health Care	13.6%
Consumer Staples	6.8%
Industrials	6.8%
Consumer Discretionary	5.2%
Energy	4.8%
Communication Services	4.5%
Real Estate	3.8%
Utilities	3.6%
Materials	2.9%
Securities Lending Collateral	0.3%
Others	0.2%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$49,313,708	8.9%
Apple, Inc.	$23,470,841	4.2%
Wells Fargo & Co.	$20,943,838	3.9%
MetLife, Inc.	$16,969,318	3.1%
AbbVie, Inc.	$14,993,708	2.7%
American Electric Power Co., Inc.	$14,847,028	2.7%
Walmart, Inc.	$14,619,566	2.6%
Broadcom, Inc.	$14,126,472	2.5%
JPMorgan Chase & Co.	$13,833,550	2.5%
LyondellBasell Industries NV - Class A	$13,538,220	2.4%
Total	$196,656,249	35.5%

Material Fund Change [Text Block]
C000028101
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class C
Trading Symbol	AUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUICX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUICX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.71%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,572	$10,858
11/15	$10,278	$11,157
11/16	$10,852	$12,056
11/17	$12,699	$14,813
11/18	$13,030	$15,743
11/19	$14,300	$18,279
11/20	$14,599	$21,470
11/21	$17,890	$27,464
11/22	$17,613	$24,935
11/23	$19,487	$28,386
05/24	$22,185	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	13.84%	24.60%	11.65%	8.29%
Class C (with sales charge)	12.84%	23.60%	11.65%	8.29%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 555,423,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,464,750
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$555,423,940
# of Portfolio Holdings	71
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,464,750

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	31.0%
Financials	16.7%
Health Care	13.6%
Consumer Staples	6.8%
Industrials	6.8%
Consumer Discretionary	5.2%
Energy	4.8%
Communication Services	4.5%
Real Estate	3.8%
Utilities	3.6%
Materials	2.9%
Securities Lending Collateral	0.3%
Others	0.2%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$49,313,708	8.9%
Apple, Inc.	$23,470,841	4.2%
Wells Fargo & Co.	$20,943,838	3.9%
MetLife, Inc.	$16,969,318	3.1%
AbbVie, Inc.	$14,993,708	2.7%
American Electric Power Co., Inc.	$14,847,028	2.7%
Walmart, Inc.	$14,619,566	2.6%
Broadcom, Inc.	$14,126,472	2.5%
JPMorgan Chase & Co.	$13,833,550	2.5%
LyondellBasell Industries NV - Class A	$13,538,220	2.4%
Total	$196,656,249	35.5%

Material Fund Change [Text Block]
C000028105
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class I
Trading Symbol	AUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,624	$10,858
11/15	$10,433	$11,157
11/16	$11,124	$12,056
11/17	$13,152	$14,813
11/18	$13,620	$15,743
11/19	$15,093	$18,279
11/20	$15,563	$21,470
11/21	$19,252	$27,464
11/22	$19,142	$24,935
11/23	$21,364	$28,386
05/24	$24,437	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	14.38%	25.72%	12.70%	9.35%
Class I (with sales charge)	14.38%	25.72%	12.70%	9.35%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 555,423,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,464,750
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$555,423,940
# of Portfolio Holdings	71
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,464,750

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	31.0%
Financials	16.7%
Health Care	13.6%
Consumer Staples	6.8%
Industrials	6.8%
Consumer Discretionary	5.2%
Energy	4.8%
Communication Services	4.5%
Real Estate	3.8%
Utilities	3.6%
Materials	2.9%
Securities Lending Collateral	0.3%
Others	0.2%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$49,313,708	8.9%
Apple, Inc.	$23,470,841	4.2%
Wells Fargo & Co.	$20,943,838	3.9%
MetLife, Inc.	$16,969,318	3.1%
AbbVie, Inc.	$14,993,708	2.7%
American Electric Power Co., Inc.	$14,847,028	2.7%
Walmart, Inc.	$14,619,566	2.6%
Broadcom, Inc.	$14,126,472	2.5%
JPMorgan Chase & Co.	$13,833,550	2.5%
LyondellBasell Industries NV - Class A	$13,538,220	2.4%
Total	$196,656,249	35.5%

Material Fund Change [Text Block]
C000135457
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class Z
Trading Symbol	AUIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIZX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,630	$10,858
11/15	$10,446	$11,157
11/16	$11,153	$12,056
11/17	$13,196	$14,813
11/18	$13,684	$15,743
11/19	$15,175	$18,279
11/20	$15,663	$21,470
11/21	$19,390	$27,464
11/22	$19,298	$24,935
11/23	$21,576	$28,386
05/24	$24,689	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class Z (without sales charge)	14.43%	25.88%	12.82%	9.46%
Class Z (with sales charge)	14.43%	25.88%	12.82%	9.46%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 555,423,940
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,464,750
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$555,423,940
# of Portfolio Holdings	71
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,464,750

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	31.0%
Financials	16.7%
Health Care	13.6%
Consumer Staples	6.8%
Industrials	6.8%
Consumer Discretionary	5.2%
Energy	4.8%
Communication Services	4.5%
Real Estate	3.8%
Utilities	3.6%
Materials	2.9%
Securities Lending Collateral	0.3%
Others	0.2%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$49,313,708	8.9%
Apple, Inc.	$23,470,841	4.2%
Wells Fargo & Co.	$20,943,838	3.9%
MetLife, Inc.	$16,969,318	3.1%
AbbVie, Inc.	$14,993,708	2.7%
American Electric Power Co., Inc.	$14,847,028	2.7%
Walmart, Inc.	$14,619,566	2.6%
Broadcom, Inc.	$14,126,472	2.5%
JPMorgan Chase & Co.	$13,833,550	2.5%
LyondellBasell Industries NV - Class A	$13,538,220	2.4%
Total	$196,656,249	35.5%

Material Fund Change [Text Block]